Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	R$ 18,774,024	R$ 15,198,725	R$ 7,433,384
Percentage of earning ratio by geographical area	100.00%	100.00%	100.00%
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Revenue	R$ 16,365,889	R$ 13,411,513	R$ 7,174,373
Percentage of earning ratio by geographical area	87.20%	88.20%	96.50%
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Revenue	R$ 2,408,135	R$ 1,787,212	R$ 259,011
Percentage of earning ratio by geographical area	12.80%	11.80%	3.50%